UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09375 and 811-09633

Name of Fund: BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2009

Date of reporting period: 06/30/2009

Item 1 – Schedule of Investments

BlackRock Global Financial Services Fund, Inc.

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Global Financial Services Portfolio of Global Financial Services Master LLC	$80,527,932

Total Investments (Cost - $95,967,818) - 100.1%	80,527,932
Liabilities in Excess of Other Assets - (0.1)%	(112,794)

Net Assets - 100.0%	$80,415,138

•

Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	—
Level 2	$80,527,932
Level 3	—

Total	$80,527,932

Global Financial Services Portfolio of Global Financial Services Master LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 2.5%	QBE Insurance Group Ltd.	126,300	$2,021,062

Bermuda - 2.7%	PartnerRe Ltd.	12,400	805,380
	RenaissanceRe Holdings Ltd.	30,100	1,400,854

			2,206,234

Canada - 3.7%	Bank of Nova Scotia	63,900	2,396,250
	Royal Bank of Canada	14,100	575,985

			2,972,235

China - 1.4%	China Merchants Bank Co. Ltd.	489,580	1,111,099

Egypt - 0.9%	Commercial International Bank	82,650	722,620

Finland - 0.8%	Sampo Oyj	31,700	599,383

France - 6.2%	AXA SA	92,700	1,754,532
	BNP Paribas SA	37,300	2,432,432
	Societe Generale SA	14,400	790,428

			4,977,392

Germany - 2.9%	Allianz AG Registered Shares	13,300	1,226,828
	Deutsche Euroshop AG	11,000	339,015
	Muenchener Rueckversicherungs AG Registered Shares	5,500	743,081

			2,308,924

Hong Kong - 0.5%	The Link REIT	186,800	397,008

Indonesia - 1.0%	Bank Rakyat Indonesia Tbk PT	1,349,800	827,587

Italy - 1.7%	Banca Popolare di Milano Scrl	57,800	344,897
	Credito Emiliano SpA (a)	77,000	369,807
	Intesa Sanpaolo SpA	200,900	649,214

			1,363,918

Japan - 6.3%	Aioi Insurance Co., Ltd.	41,000	186,872
	Mitsubishi Estate Co., Ltd.	13,050	216,652
	Mitsubishi UFJ Financial Group, Inc.	216,400	1,336,226
	Sumitomo Mitsui Financial Group, Inc.	53,700	2,172,987
	Tokio Marine Holdings, Inc.	41,800	1,147,686

			5,060,423

Malaysia - 1.7%	Public Bank Bhd	515,582	1,326,304

Singapore - 3.1%	DBS Group Holdings Ltd.	159,000	1,289,037
	United Overseas Bank Ltd.	119,800	1,208,876

			2,497,913

Spain - 3.2%	Banco Santander SA	215,100	2,600,171

Switzerland - 7.1%	ACE Ltd.	45,900	2,030,157
	Credit Suisse Group AG	26,900	1,232,450
	Julius Baer Holding AG Class B	33,900	1,318,446
	Swiss Reinsurance Co. Registered Shares	11,900	393,618
	Zurich Financial Services AG	4,400	777,715

			5,752,386

Thailand - 2.4%	Bangkok Bank Pcl Foreign Shares	273,400	894,719
	Siam Commercial Bank Pcl	483,200	1,063,693

			1,958,412

Global Financial Services Portfolio of Global Financial Services Master LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

United Kingdom - 7.3%	Amlin Plc	37,900	$188,945
	HSBC Holdings Plc	412,074	3,433,057
	Standard Chartered Plc	119,794	2,252,487

			5,874,489

United States - 42.4%	AON Corp.	9,000	340,830
	Affiliated Managers Group, Inc. (a)	20,000	1,163,800
	Arch Capital Group Ltd. (a)	7,200	421,776
	BancorpSouth, Inc.	31,700	650,801
	Bank of America Corp.	183,268	2,419,138
	The Bank of New York Mellon Corp.	78,400	2,297,904
	Boston Properties, Inc.	21,500	1,025,550
	Cullen/Frost Bankers, Inc.	23,100	1,065,372
	FTI Consulting, Inc. (a)	18,200	923,104
	Fidelity National Title Group, Inc. Class A	38,700	523,611
	Fifth Third Bancorp	35,800	254,180
	Franklin Resources, Inc.	12,400	892,924
	The Goldman Sachs Group, Inc.	17,600	2,594,944
	JPMorgan Chase & Co.	111,675	3,809,234
	The Macerich Co.	4,600	81,006
	MetLife, Inc.	51,100	1,533,511
	Morgan Stanley	26,900	766,919
	Northern Trust Corp.	20,700	1,111,176
	People’s United Financial, Inc.	35,400	532,416
	ProAssurance Corp. (a)	4,400	203,324
	Prudential Financial, Inc.	12,824	477,309
	Regency Centers Corp.	6,100	212,951
	Simon Property Group, Inc.	30,259	1,556,249
	The Travelers Cos., Inc.	48,300	1,982,232
	U.S. Bancorp	76,700	1,374,464
	Visa, Inc. Class A	32,000	1,992,320
	Wells Fargo & Co.	163,400	3,964,084

			34,171,129

	Total Long-Term Investments (Cost - $94,182,009) - 97.8%		78,748,689

	Short-Term Securities	Par (000)

Time Deposit - 0.0%	Brown Brothers Harriman & Co., 0.01%, 7/01/09	$—	(b)	33

		Shares

Money Market Fund - 1.5%	BlackRock Liquidity Funds, TempFund, 0.45% (c)(d)	1,201,192	1,201,192

	Total Short-Term Securities (Cost - $1,201,225) - 1.5%		1,201,225

	Total Investments (Cost - $95,383,234*) - 99.3%		79,949,914
	Other Assets Less Liabilities - 0.7%		578,018

	Net Assets - 100.0%		$80,527,932

Global Financial Services Portfolio of Global Financial Services Master LLC

Schedule of Investments June 30, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$98,474,406

Gross unrealized appreciation	$3,258,035
Gross unrealized depreciation	(21,782,527)

Net unrealized depreciation	$(18,524,492)

(a)	Non-income producing security.

(b)	Amount is less than $1,000.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,201,192	$742
BlackRock Liquidity Series, LLC Cash Sweep Series	$(11,570,781)	$38,467
BlackRock Liquidity Series, LLC Money Market Series	$(1,500,000)	$1,194

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

EUR 15,352	USD	21,544	State Street Bank & Trust Co.	7/03/09	$(7)

•	Currency Abbreviations:

	EUR	Euro

	USD	US Dollar

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

Global Financial Services Portfolio of Global Financial Services Master LLC

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
Bermuda	$2,206,234
Canada	2,972,235
Switzerland	2,423,775
Thailand	1,063,693
United States	34,171,129
Short-Term Securities	1,201,192

Level 1 - Total	44,038,258

Level 2
Long-Term Investments
Australia	2,021,062
China	1,111,099
Egypt	722,620
Finland	599,383
France	4,977,392
Germany	2,308,924
Hong Kong	397,008
Indonesia	827,587
Italy	1,363,918
Japan	5,060,423
Malaysia	1,326,304
Singapore	2,497,913
Spain	2,600,171
Switzerland	3,328,611
Thailand	894,719
United Kingdom	5,874,489
Short-Term Securities	33

Level 2 - Total	35,911,656

Level 3	—

Total	$79,949,914

Valuation Inputs	Other Financial Instruments[1]

Liabilities

Level 1	—
Level 2	$(7)
Level 3	—

Total	$(7)

[1]	Other financial instruments are foreign currency exchange contracts which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers or persons performing similar functions have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: August 21, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

Date: August 21, 2009